Note 7 Impaired secured loans risks (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 349,037	€ 344,072	€ 412,711
Loans and advances impared and accumulated impairment	14,657	14,678	15,959
Accumulated impairment	€ 11,142	€ 12,141	€ 12,427
Percentage of impairment loss recognised for loans and advances	4.20%	4.30%	3.90%
Central banks [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 5,687	€ 6,229	€ 4,285
Loans and advances impared and accumulated impairment	0	0	0
Accumulated impairment	€ (6)	€ (20)	€ (9)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
General government [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 19,719	€ 19,439	€ 28,281
Loans and advances impared and accumulated impairment	62	76	88
Accumulated impairment	€ (37)	€ (48)	€ (60)
Percentage of impairment loss recognised for loans and advances	0.30%	0.40%	0.30%
credit institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 13,295	€ 14,591	€ 13,664
Loans and advances impared and accumulated impairment	0	6	6
Accumulated impairment	€ (19)	€ (16)	€ (15)
Percentage of impairment loss recognised for loans and advances	0.00%	0.00%	0.00%
Other financial institutions [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 9,826	€ 9,856	€ 11,239
Loans and advances impared and accumulated impairment	24	14	17
Accumulated impairment	€ (23)	€ (39)	€ (31)
Percentage of impairment loss recognised for loans and advances	0.20%	0.10%	0.20%
Non financial corporations [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 146,797	€ 142,547	€ 173,254
Loans and advances impared and accumulated impairment	7,290	7,477	8,467
Accumulated impairment	€ (5,804)	€ (6,123)	€ (6,465)
Percentage of impairment loss recognised for loans and advances	5.00%	5.20%	4.90%
Agriculture foresty and fishing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,077	€ 3,438	€ 3,758
Loans and advances impared and accumulated impairment	125	132	154
Accumulated impairment	€ (154)	€ (108)	€ (124)
Percentage of impairment loss recognised for loans and advances	3.10%	3.80%	4.10%
Mining and quarrying [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 4,889	€ 4,349	€ 4,669
Loans and advances impared and accumulated impairment	222	47	100
Accumulated impairment	€ (130)	€ (59)	€ (86)
Percentage of impairment loss recognised for loans and advances	4.50%	1.10%	2.10%
Manufacturing [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 35,058	€ 33,771	€ 39,517
Loans and advances impared and accumulated impairment	1,003	1,486	1,711
Accumulated impairment	€ (867)	€ (1,129)	€ (1,242)
Percentage of impairment loss recognised for loans and advances	2.90%	4.40%	4.30%
Electricity gas steam and air conditioning supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 13,718	€ 13,490	€ 12,305
Loans and advances impared and accumulated impairment	570	591	684
Accumulated impairment	€ (489)	€ (509)	€ (575)
Percentage of impairment loss recognised for loans and advances	4.20%	4.40%	5.60%
Water supply [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 782	€ 899	€ 900
Loans and advances impared and accumulated impairment	22	17	14
Accumulated impairment	€ (21)	€ (15)	€ (16)
Percentage of impairment loss recognised for loans and advances	2.90%	1.90%	1.60%
Construction [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 8,336	€ 10,019	€ 10,945
Loans and advances impared and accumulated impairment	894	1,397	1,377
Accumulated impairment	€ (619)	€ (722)	€ (876)
Percentage of impairment loss recognised for loans and advances	10.70%	13.90%	12.60%
Wholesale and retail trade [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 25,856	€ 24,594	€ 27,467
Loans and advances impared and accumulated impairment	1,311	1,456	1,799
Accumulated impairment	€ (1,104)	€ (1,223)	€ (1,448)
Percentage of impairment loss recognised for loans and advances	5.10%	5.90%	6.60%
Transport and storage [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 10,310	€ 8,117	€ 9,638
Loans and advances impared and accumulated impairment	879	489	507
Accumulated impairment	€ (400)	€ (368)	€ (392)
Percentage of impairment loss recognised for loans and advances	8.50%	6.00%	5.30%
Accommodation and food service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 7,693	€ 8,337	€ 8,703
Loans and advances impared and accumulated impairment	470	358	279
Accumulated impairment	€ (405)	€ (294)	€ (203)
Percentage of impairment loss recognised for loans and advances	6.10%	4.30%	3.20%
Information and communications [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 6,533	€ 5,764	€ 6,316
Loans and advances impared and accumulated impairment	117	73	95
Accumulated impairment	€ (56)	€ (60)	€ (65)
Percentage of impairment loss recognised for loans and advances	1.80%	1.30%	1.50%
Financial and insurance activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 6,216	€ 5,298	€ 6,864
Loans and advances impared and accumulated impairment	197	123	191
Accumulated impairment	€ (181)	€ (132)	€ (140)
Percentage of impairment loss recognised for loans and advances	3.20%	2.30%	2.80%
Real estate activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 9,438	€ 10,025	€ 19,435
Loans and advances impared and accumulated impairment	719	617	782
Accumulated impairment	€ (466)	€ (494)	€ (527)
Percentage of impairment loss recognised for loans and advances	7.60%	6.20%	4.00%
Professional scientific and technical activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 3,910	€ 2,886	€ 4,375
Loans and advances impared and accumulated impairment	185	177	167
Accumulated impairment	€ (152)	€ (124)	€ (140)
Percentage of impairment loss recognised for loans and advances	4.70%	6.10%	3.80%
Administrative and support service activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 3,046	€ 3,955	€ 3,415
Loans and advances impared and accumulated impairment	181	142	118
Accumulated impairment	€ (132)	€ (192)	€ (134)
Percentage of impairment loss recognised for loans and advances	5.90%	3.60%	3.40%
Public administration and defense compulsory social security [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 203	€ 129	€ 282
Loans and advances impared and accumulated impairment	9	5	5
Accumulated impairment	€ (11)	€ (4)	€ (6)
Percentage of impairment loss recognised for loans and advances	4.50%	3.50%	1.70%
Education [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 582	€ 665	€ 903
Loans and advances impared and accumulated impairment	43	54	41
Accumulated impairment	€ (34)	€ (43)	€ (38)
Percentage of impairment loss recognised for loans and advances	7.40%	8.10%	4.50%
Human health services and social work activities [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 1,888	€ 1,812	€ 4,696
Loans and advances impared and accumulated impairment	48	67	66
Accumulated impairment	€ (41)	€ (59)	€ (55)
Percentage of impairment loss recognised for loans and advances	2.50%	3.70%	1.40%
Arts entertainment and recreation [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 1,011	€ 1,131	€ 1,396
Loans and advances impared and accumulated impairment	209	46	47
Accumulated impairment	€ (95)	€ (65)	€ (39)
Percentage of impairment loss recognised for loans and advances	20.70%	4.10%	3.40%
Other services [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 3,250	€ 3,871	€ 7,671
Loans and advances impared and accumulated impairment	84	198	331
Accumulated impairment	€ (447)	€ (523)	€ (360)
Percentage of impairment loss recognised for loans and advances	2.60%	5.10%	4.30%
Households [Member]
Impaired secured loans risks [Line Items]
Gross carrying amount loans and advances at amortized cost	€ 153,714	€ 151,410	€ 181,989
Loans and advances impared and accumulated impairment	7,281	7,106	7,381
Accumulated impairment	€ (5,253)	€ (5,895)	€ (5,847)
Percentage of impairment loss recognised for loans and advances	4.70%	4.70%	4.10%